SHARE CAPITAL AND SHARE APPLICATION MONIES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SCHEDULE OF SHARE CAPITAL APPLICATION

	2022	2023
Number of shares:
At beginning of financial year	7,479,745	8,444,460
Conversion from convertible loans	-	672,499
Issuance of ordinary shares	964,715	2,412,369
At end of financial year	8,444,460	11,529,328

Paid-up capital (S$):
At beginning of financial year	6,548,960	8,913,005
Conversion from convertible loans	-	3,499,991
Issuance of ordinary shares	1,222,650	11,307,024
Transfer from share application monies	1,141,395	-
At end of financial year	8,913,005	23,720,020

Share application monies (S$):
At beginning of financial year	1,141,395	-
Transferred upon issuance of ordinary shares to share capital	(1,141,395)	-
At end of financial year	-	-